Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Balance and Transactions [Abstract]
Schedule of Related Party Balance and Transactions

As of December 31, 2024 and 2023, the balance of amount due from a director was as follows:

	2024	2023
Mr. Tak Wing, Ho (a)(1)	$-	$122,749

	$-	$122,749

(1)	The balance as of December 31, 2024 and 2023 represented the advances for operational purposes. These amounts were unsecured, interest-free, repayable on demand, and non-trade-related.

As of December 31, 2024 and 2023, the balance of amount due from a shareholder was as follows:

	2024	2023
PTLE Limited (c)(1)	$10,839	$-

	$10,839	$-

(1)	The balance as of December 31, 2024 and 2023 represented the advances for operational purposes. These amounts were unsecured, interest-free, repayable on demand, and non-trade-related.